Convertible Notes Payable (FY) (Details) - Prism Note [Member]	1 Months Ended
Mar. 31, 2018 USD ($)
Convertible Notes Payable [Line Items]
Debt Instrument, Original Issue Discount, Percentage	10.00%
Debt Instrument, Face Amount (in Dollars)	$ 5,500,000
Debt Instrument, Term	30 years
Debt Instrument, Interest Rate, Stated Percentage	10.00%